Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes Goodwill And Intangible Assets Tables [Line Items]
Disclosure of information for cashgenerating unit with significant amount of goodwill explanatory

Discount and growth rates
Discount rates Growth rates
In % 31.12.23 31.12.22 31.12.23 31.12.22
Global Wealth Management Americas 9.5 10.5 3.8 3.8
Global Wealth Management Switzerland and International 9.5 9.4 3.4 3.6
Asset Management 9.0 9.5 3.3 3.4

Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory

USD m Goodwill Intangible assets
1
2023 2022
Historical cost
Balance at the beginning of the year 6,043 1,598 7,641 7,739
Additions 0 6 6 0
Disposals
2
(10) (30) (40) (22)
Foreign currency translation 10 28 38 (76)
Balance at the end of the year 6,043 1,602 7,645 7,641
Accumulated amortization and impairment
Balance at the beginning of the year 0 1,374 1,374 1,360
Amortization 26 26 26
Impairment / (reversal of impairment) 0 0 0 (1)
Disposals
2
0 (30) (30) 0
Foreign currency translation 0 9 9 (11)
Balance at the end of the year 0 1,379 1,379 1,374
Net book value at the end of the year 6,043 223 6,265 6,267
of which: Global Wealth Management Americas 3,712 36 3,748 3,740
of which: Global Wealth Management Switzerland and International 1,182 52 1,233 1,225
of which: Asset Management 1,149 0 1,149 1,167
of which: Investment Bank 0 135 135 135
1 Intangible assets mainly include customer relationships, contractual rights and the fully amortized branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc. in 2000.

2 Reflects the derecognition of goodwill allocated to business and intangible assets held by entities that have been disposed of.

Refer to Note 29 for more information.

Disclosure Of Assets With Infinite Useful Lives And Finite Useful Lives Intangible Assets Future Amortization Expense Explanatory	USD m Intangible assets Estimated aggregated amortization expenses for: 2024 27 2025 26 2026 26 2027 25 2028 19 Thereafter 98 Not amortized due to indefinite useful life 2 Total 223